PROPERTY, PLANT, AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following:

	September 30, 2012	December 31, 2011
Machinery and equipment	$86,465	$86,465
Less: Accumulated depreciation	(18,968)	(5,998)
Property, plant, and equipment, net	$67,497	$80,467